Accrued Expenses (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued professional fees	$ 318,000	$ 267,000	$ 81,000
Accrued vacation	116,000	92,000	76,000
Accrued other	$ 31,000	49,000	12,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement		$ 35,000	35,000
Accrued payroll			26,000
Accrued expense reports			$ 29,000
Accrued board of directors fees		$ 13,000
Accrued taxes			$ 7,000
Total accrued expenses	$ 465,000	$ 456,000	$ 266,000